Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of components of accrued expenses and other current liabilities
	As of December 31,
	2021	2020
VAT payable	$215,269	$472,926
Accrued payroll and welfare	29,777	25,927
Accrued expenses	47,796	-
Others	38,060	30,331
Total	$330,902	$529,184